Condensed Consolidated Statements Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Interest Paid, Net	$ (174,000,000)		$ (63,000,000)		$ (17,000,000)
Cash Flows from Operating Activities
Net income/(loss)	112,000,000		132,000,000	[1]	12,000,000	[1]
Adjustments to reconcile net income to net cash provided by operating activities:
Distributions and equity in earnings of unconsolidated affiliates	(3,000,000)		(6,000,000)		2,000,000
Depreciation and amortization	166,000,000		61,000,000	[1]	25,000,000	[1]
Amortization of financing costs and debt discount/premiums	10,000,000		4,000,000		0
Amortization of intangibles and out-of-market contracts	27,000,000		1,000,000		0
Changes in deferred income taxes	4,000,000		8,000,000		10,000,000
Changes in derivative instruments	(8,000,000)		(21,000,000)		2,000,000
Changes in other working capital	(15,000,000)		(59,000,000)		5,000,000
Net Cash Provided by Operating Activities	293,000,000		120,000,000		56,000,000
Cash Flows from Investing Activities
Capital expenditures	(33,000,000)		(353,000,000)		(564,000,000)
Acquisition of businesses, net of cash acquired	(901,000,000)		(120,000,000)		0
Decrease (increase) in restricted cash	50,000,000		(43,000,000)		(12,000,000)
Decrease (increase) in notes receivable, including affiliates	8,000,000		10,000,000		(17,000,000)
Proceeds from renewable energy grants	137,000,000		25,000,000		28,000,000
Investments in unconsolidated affiliates	7,000,000		(34,000,000)		(27,000,000)
Other	11,000,000		0		(2,000,000)
Net Cash Used in Investing Activities	(1,057,000,000)		(515,000,000)		(594,000,000)
Cash Flows from Financing Activities
Distributions and return of capital to NRG	(84,000,000)				(72,000,000)
Proceeds from issuance of Class A common stock			468,000,000		0
Payment of dividends and distributions	(101,000,000)		(15,000,000)		0
Proceeds from issuance of long-term debt — external	975,000,000		594,000,000		308,000,000
Payment of debt issuance costs	(36,000,000)		(5,000,000)		(12,000,000)
Net Cash Provided by Financing Activities	1,111,000,000		432,000,000		536,000,000
Net Increase (Decrease) in Cash and Cash Equivalents	347,000,000		37,000,000		(2,000,000)
Cash and Cash Equivalents at Beginning of Period	59,000,000	[1]	22,000,000		24,000,000
Cash and Cash Equivalents at End of Period	406,000,000		59,000,000	[1]	22,000,000
Additions to fixed assets for accrued capital expenditures	0		1,000,000		121,000,000
Decrease to fixed assets for accrued grants	0		(207,000,000)		(1,000,000)
Decrease to fixed assets for deferred tax asset	0		(12,000,000)		0
Non-cash addition to additional paid-in capital for change in tax basis of property, plant and equipment for assets acquired from NRG	(14,000,000)
Proceeds from Contributions from Affiliates	16,000,000
Affiliated Entity [Member]
Cash Flows from Financing Activities
Capital contributions from NRG	2,000,000		171,000,000		355,000,000
Distributions and return of capital to NRG			(707,000,000)		(72,000,000)
Payments for long-term debt — affiliate	0		(2,000,000)		(6,000,000)
Non-affiliated Entity [Member]
Cash Flows from Financing Activities
Payments for long-term debt — external	(273,000,000)		(72,000,000)		(37,000,000)
Non-cash [Member]
Cash Flows from Financing Activities
Distributions and return of capital to NRG	0		(76,000,000)		0
Non-cash addition to additional paid-in capital for change in tax basis of property, plant and equipment for assets acquired from NRG	(14,000,000)				0
Proceeds from Contributions from Affiliates	16,000,000		80,000,000		166,000,000
ROFO Assets [Member]
Cash Flows from Investing Activities
Acquisition of businesses, net of cash acquired	$ 336,000,000		$ 0		$ 0

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.